Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue
13.	Revenue
(a)	Disaggregation of revenue

	Years ended December 31,
	2020	2021	2022
	RMB '000	RMB '000	RMB '000
Upfront franchise fees	29,841	32,356	38,066
Continuing franchise fees	351,933	554,227	757,158
Sales of hotel supplies and other products	421,217	514,557	516,865
Other transactions with the franchisees	123,316	119,161	48,754
Manachised hotels revenues	926,307	1,220,301	1,360,843
Room revenues	457,173	579,946	505,557
Food and beverage revenues	36,244	43,641	43,313
Others	3,053	6,651	4,059
Leased hotels revenues	496,470	630,238	552,929
Retail revenues	70,877	191,596	253,607
Others	72,898	105,442	95,604
Total	1,566,552	2,147,577	2,262,983

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)	Contract balances

i)The following table provides information about accounts receivable from contracts with customers.

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Accounts receivable	114,692	152,167
Less: Allowance for doubtful accounts	(14,731)	(19,468)
Accounts receivable, net	99,961	132,699

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2021	2022
	RMB '000	RMB '000
At the beginning of the year	14,966	14,731
Allowance (reversed) made during the year	(235)	4,737
At the end of the year	14,731	19,468

ii)The following table provides information about contracts assets:

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Current	7,171	8,741
Non-current	62,615	58,288
Contract assets	69,786	67,029

The contract assets as of December 31, 2021 and 2022 were related to the Group’s right to consideration for hotel renovation services provided to franchisees to convert their buildings suitable for hotel use. The fees for the renovation services are billed and collected by the Group on monthly basis.

iii)The following table provides information about deferred revenue from contracts with customers.

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Current	233,735	202,996
Non-current	267,909	277,841
Contract liabilities	501,644	480,837

The deferred revenue balances above as of December 31, 2021 and 2022 were comprised of the following:

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Upfront franchise fees	303,216	319,537
Advances from sales of hotel supplies and other products	111,633	92,144
Loyalty program	48,691	36,877
Others	38,104	32,279
Deferred revenue	501,644	480,837

The Group recognized revenues of RMB143,570, RMB160,633 and RMB170,768 during the years ended December 31, 2020, 2021 and 2022, which were included in deferred revenue as of January 1, 2020, 2021 and 2022, respectively.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2021 and 2022, the Group had RMB303,216 and RMB319,537 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.